Convertible notes, net (Tables)	12 Months Ended
Mar. 31, 2018
Convertible notes, net
Schedule of the Notes, net

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Principal amount of the KKR Notes	449,608	—	—
Principal amount of the GM Notes	345,852	—	—
Cumulative interest payables	236,389	—	—
Less: Unamortized debt issuance costs	(695)	—	—

Convertible notes, net	1,031,154	—	—

Schedule of interest relating to the Notes

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

KKR Notes interest incurred	57,807	65,130	1,454	232
GM Notes interest incurred	43,399	48,863	1,113	177
Amortization of debt issuance costs	3,712	3,947	690	110

Total interest expense	104,918	117,940	3,257	519